Weighted-Average Amortization Period for Intangible Assets Acquired (Detail) (USD $)	0 Months Ended
	Jan. 06, 2014	Dec. 07, 2013	Sep. 01, 2013
Exclusivity Agreement
Assets Acquired			$ 40,000
Weighted-average Amortization Period (years)			4 years
Noncompete Agreement
Assets Acquired	$ 6,000	$ 2,400	$ 20,000
Weighted-average Amortization Period (years)	3 years	3 years	5 years